Pension Plan (Schedule of Expected Benefit Payments) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Expected future benefit payments under the plans:
2013	$ 201
2014	206
2015	230
2016	234
2017	240
2018 - 2022	$ 1,214